Risk/Return Detail Data - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro	Nov. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Fundamental Large Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Fundamental Large Cap Growth ETF seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	52.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities of companies with large market capitalizations (which, for purposes of the fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).Investing in companies that Fidelity Management & Research Company LLC (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).Investing in domestic and foreign issuers.Using an investment process that starts with fundamental analyst research and security recommendations, and reference portfolios managed by FMR (the Adviser) that are based on fundamental analysis, and then applying a quantitative portfolio construction process designed to emphasize securities in which the Adviser has high conviction subject to appropriate security and portfolio-level risk, liquidity, and trading characteristics.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to February 26, 2024, the fund was named Fidelity® Growth Opportunities ETF, and the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	26.34%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Mar. 31, 2023
Highest Quarterly Return	16.17%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(27.40%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | Fidelity Fundamental Large Cap Growth ETF
Risk/Return:
Management fee	0.38%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.39%
Fee waiver and/or expense reimbursement	none	[2],[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.38%
1 year	$ 39
3 years	124
5 years	217
10 years	$ 491
Annual Return, Inception Date	Feb. 02, 2021
2022	(38.72%)
2023	49.56%
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | Return Before Taxes | Fidelity Fundamental Large Cap Growth ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	49.56%
Since Inception	(1.81%)	[4]
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | After Taxes on Distributions | Fidelity Fundamental Large Cap Growth ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	49.56%
Since Inception	(1.81%)	[4]
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | After Taxes on Distributions and Sales | Fidelity Fundamental Large Cap Growth ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	29.34%
Since Inception	(1.37%)	[4]
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | RS004
Risk/Return:
Label	Russell 1000® Growth Index
Past 1 year	42.68%
Since Inception	8.06%
FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro | Fidelity Fundamental Large Cap Growth ETF | RS001
Risk/Return:
Label	Russell 1000® Index
Past 1 year	26.53%
Since Inception	8.41%

[1]	AAdjusted to reflect current fees.
[2]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent proxy and shareholder meeting expenses exceed 0.003% of the fund's average net assets. This arrangement will remain in effect through November 30, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[3]	CFee waiver and/or expense reimbursement represents less than 0.005%. Total annual operating expenses after fee waiver and/or expense reimbursement does not sum due to rounding.
[4]	AFrom February 2, 2021.